Equity - Schedule of Shareholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Contributed capital account	$ 18,174,333	$ 24,278,285	$ 23,197,291
Net tax income account	21,892,344	12,008,787	12,516,766
Stockholders equity tax account	$ 40,066,677	$ 36,287,072	$ 35,714,057